Stock-Based Compensation (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Stock-Based Compensation [Abstract]
Schedule of Stock Option Activity

A summary of stock option activity for the three months ended March 31, 2025 is as follows:

Options Outstanding
Weighted Average
		Weighted-	Remaining
		Average	Contractual	Aggregate
	Number of	Exercise	Term	Intrinsic
	Shares	Price	(in years)	Value
Balance, January, 1 2025	4,329,617	$1.30	9.72	—
Granted	—	$—	—	—
Forfeitures/adjustments	—	$—	—	—
Expired	—	$—	—	—
Balance, March 31, 2025	4,329,617	$1.30	9.48	$11,689,966
Exercisable at March 31, 2025	360,801	$1.30	9.48	$974,164

A summary of stock option activity for the twelve months ended December 31, 2024 is as follows:

Options Outstanding
Weighted Average
		Weighted-	Remaining
		Average	Contractual	Aggregate
	Number	Exercise	Term	Intrinsic
	of Shares	Price	(in years)	Value
Balance, December 31, 2023	—	$—	—	—
Granted	4,329,617	$1.30	—	—
Forfeitures/adjustments	—	$—	—	—
Expired	—	$—	—	—
Balance, December 31, 2024	4,329,617	$1.30	9.72	$11,689,966
Exercisable at December 31, 2024	90,200	$1.30	9.72	$243,541

Schedule of Weighted-Average Assumptions Underlying the Black-Scholes

The weighted-average assumptions underlying the Black-Scholes calculation of grant date fair value include the following:

Year Ended December 31, 2024
Risk-free interest rate	3.55%
Expected volatility	103.8%
Expected term	6.08 years
Expected dividend yield	— %
Weighted average grant date fair value per option	$2.20